Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Segment BankingCenter shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating industry segment | Segment	1
Number of banking centers | BankingCenter	16
Cash reserve requirement	$ 0	$ 919,000
Loan held for sale maximum period	3 days
Amount of other real state owned	$ 0	99,000
Impairment on goodwill	0	0	$ 0
Advertising expenses	$ 165,000	$ 223,000	$ 215,000
Dilutive effects on earnings per share | shares	0
Prior Period Reclassification Adjustment Effect	$ 0
Accounting Standards Update 2017-04 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, Accounting standards update, Immaterial effect [true false]	true
Accounting Standards Update 2018-15 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, Accounting standards update, Immaterial effect [true false]	true
Accounting Standards Update 2019-12 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, Accounting standards update, Immaterial effect [true false]	true
Accounting Standards Update 2020-04 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, Accounting standards update, Immaterial effect [true false]	true
Held-to-Maturity Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Total investment portfolio classified as held-to-maturity	4.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	1 day
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	90 days
Buildings [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	20 years
Buildings [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	40 years
Equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	3 years
Equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	10 years